Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	€ (581)	€ (186)	€ (78)
Adjustments to reconcile net loss to net cash flows
Depreciation of property and equipment and lease right-of-use assets	86	71	21
Amortization of intangible assets	25	16	11
Share-based compensation expense	176	122	88
Finance income	(94)	(275)	(455)
Finance costs	510	333	584
Income tax (benefit)/expense	(128)	55	(95)
Other	7	13	8
Changes in working capital:
Increase in trade receivables and other assets	(187)	(27)	(61)
Increase in trade and other liabilities	425	454	291
Increase in deferred revenue	73	59	38
Increase/(decrease) in provisions	6	(35)	(17)
Interest paid on lease liabilities	(55)	(37)	0
Interest received	4	14	18
Income tax paid	(8)	(4)	(9)
Net cash flows from operating activities	259	573	344
Investing activities
Business combinations, net of cash acquired	(336)	(331)	(9)
Purchases of property and equipment	(78)	(135)	(125)
Purchases of short term investments	(1,354)	(901)	(1,069)
Sales and maturities of short term investments	1,421	1,163	1,226
Change in restricted cash	2	2	(10)
Other	(27)	(16)	(35)
Net cash flows used in investing activities	(372)	(218)	(22)
Financing activities
Payments of lease liabilities	(24)	(17)	0
Lease incentives received	20	15	0
Repurchases of ordinary shares	0	(438)	(72)
Proceeds from exercise of stock options	319	154	163
Proceeds from exercise of warrants	0	74	0
Proceeds from issuance of warrants	0	15	0
Other	(30)	(6)	1
Net cash flows from/(used in) financing activities	285	(203)	92
Net increase in cash and cash equivalents	172	152	414
Cash and cash equivalents at January 1	1,065	891	477
Net foreign exchange (losses)/gains on cash and cash equivalents	(86)	22	0
Cash and cash equivalents at December 31,	1,151	1,065	891
Non-cash investing and financing activities
Deferred consideration liability recognized in conjunction with business combination	32	2	0
Lease right-of-use assets obtained in exchange for lease liabilities	29	136	0
Purchases of property and equipment in trade and other payables	16	14	23
Issuance of shares upon exercise of, or effective net settlement of, warrants	267	303	0
Issuance of shares upon exchange of Convertible Notes	€ 0	€ 0	€ 1,145